Financial income (expense), net (Tables)	9 Months Ended
Sep. 30, 2019
Financial income (expense), net
Schedule of components of financial income (expense), net

The components of financial income (expense), net are as follows:

	Three months ended		Nine months ended
	September 30,		September 30,
(in thousands of U.S. dollars)	2019	2018	2019	2018
Interest income	$189	$179	$685	$540
Interest expense:
Interest expense	(6,240)	(6,480)	(18,849)	(19,862)
Commitment fees	(86)	—	(346)	(37)
Amortization of debt issuance cost and fair value of debt assumed	(631)	(175)	(1,746)	(538)
Total interest expense	(6,957)	(6,655)	(20,941)	(20,437)
Gain (loss) on debt extinguishment	—	—	1,030	—
Gain (loss) on derivative instruments	—	516	—	1,692
Other items, net:
Foreign exchange gain (loss)	(105)	(98)	(160)	(238)
Bank charges, fees and other	(110)	(37)	(248)	(109)
Withholding tax on interest expense and other	(639)	(645)	(2,252)	(1,919)
Total other items, net	(854)	(780)	(2,660)	(2,266)
Total financial income (expense), net	$(7,622)	$(6,740)	$(21,886)	$(20,471)